Long-Term Debt - 2016 Funding Commitment (Details) $ in Thousands	1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($) position	Jun. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt						$ 0	$ 6,000	$ 15,928	$ 0	$ 4,500
Gain on extinguishment of debt								0	0	4,500
Outstanding loan balance						20,348		20,741
DECD Loan Agreement
Debt Instrument [Line Items]
Proceeds from long-term debt	$ 6,000	$ 4,500			$ 5,000
Total funding commitment			$ 15,500	$ 15,500	$ 9,500
Term			10 years	10 years	10 years
Interest rate			2.00%	2.00%	2.00%
Principal loan forgiveness			$ 12,300
Principal loan forgiveness credit		$ 4,500
Gain on extinguishment of debt										$ 4,500
Outstanding loan balance						$ 11,000		$ 11,000	$ 5,000
DECD Loan Agreement | Phase 1
Debt Instrument [Line Items]
Total funding commitment			5,000
Principal loan forgiveness			$ 4,500
Principal loan forgiveness, number of positions created and maintained over 24-month period | position			35,000,000
Principal loan forgiveness, average compensation for positions created over 24-month period			$ 70,000
DECD Loan Agreement | Phase 2
Debt Instrument [Line Items]
Total funding commitment			4,500
Principal loan forgiveness			2,800
Principal loan forgiveness, average compensation for positions created over 24-month period			$ 83,000
Principal loan forgiveness, number of positions created over 24-month period | position			228,000,000
Principal loan forgiveness, number of positions maintained over 24-month period | position			269,000,000
DECD Loan Agreement | Phase 3
Debt Instrument [Line Items]
Total funding commitment			$ 6,000
Principal loan forgiveness			3,000
Principal loan forgiveness, average compensation for positions created over 24-month period			$ 83,000
Principal loan forgiveness, number of positions created over 24-month period | position			181,000,000
Principal loan forgiveness, number of positions maintained over 24-month period | position			450,000,000
DECD Loan Agreement | Final
Debt Instrument [Line Items]
Total funding commitment			$ 0
Principal loan forgiveness			2,000
Principal loan forgiveness, average compensation for positions created over 24-month period			$ 83,000
Principal loan forgiveness, number of positions created over 24-month period | position			103
Principal loan forgiveness, number of positions maintained over 24-month period | position			553